UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2019
Unaudited Consolidated Financial Statements
UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS
NOTE 2 -          UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited consolidated financial statements have been prepared in a condensed format and include the consolidated financial operations of the Company as of June 30, 2019 and for the six and three month periods then ended, in accordance with U.S. GAAP, relating to the preparation of financial statements for interim periods. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete set of financial statements. These unaudited consolidated financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2018 that are included in the Company's Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 28, 2019 (the "Annual Report"). In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2019, are not necessarily indicative of the results that may be expected for the year ended December 31, 2019.